Short-Term Investments	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
Short-term investments

Note 7 — Short-term investments

Short-term investments consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Marketable securities	435,659,383	847,927,125	117,957,699

Fair value disclosure:

December 31, 2023
	December 31,	Fair Value
	2023	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	435,659,383	435,659,383	-	-

December 31, 2024
	December 31,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	847,927,125	847,927,125	-	-

There is no transfer between the levels for the periods presented.

For the years ended December 31,2023 and 2024, the gains and losses from the sale of investments were approximately RMB 52.7 million in gain, and RMB 34.5 million (USD 4.8 million) in loss, respectively.